Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding (Detail) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017
Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	$ 1	$ 2
Derivative asset, notional amount	123	126
Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(2)
Derivative Liability, Notional Amount	161	66
Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Derivative asset, notional amount	104	89
Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(1)
Derivative Liability, Notional Amount	100	28
Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Derivative asset, notional amount	19	37
Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(1)
Derivative Liability, Notional Amount	61	38
Not Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Not Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(1)
Not Designated as Hedging Instrument | Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1	1
Not Designated as Hedging Instrument | Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(1)
Not Designated as Hedging Instrument | Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Not Designated as Hedging Instrument | Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	0
Designated as Hedging Instrument | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Designated as Hedging Instrument | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(1)	(1)
Designated as Hedging Instrument | Currency forward contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Designated as Hedging Instrument | Currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	0
Designated as Hedging Instrument | Currency option contracts | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	1
Designated as Hedging Instrument | Currency option contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ (1)	$ (1)